STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)							1 Months Ended						4 Months Ended	9 Months Ended	12 Months Ended
	Jul. 08, 2021	Mar. 10, 2021	Sep. 04, 2020	Jul. 14, 2020	Jan. 08, 2020	Jan. 06, 2020	Mar. 22, 2021	Feb. 28, 2021	Jan. 31, 2021	Jan. 16, 2021	Jan. 22, 2020	Aug. 31, 2018	Apr. 30, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 15, 2021	Mar. 31, 2021	Feb. 22, 2021	Feb. 19, 2021	Jan. 08, 2021	May 03, 2016
Common stock, par value														$ 0.001		$ 0.001	$ 0.001
Common stock, authorized public shares														3,000,000,000		3,000,000,000
Common stock, issued public shares																13,138,282							29
Accrued dividends														$ 19,811		$ 67,247
Issued during period end						31,650								469,327		9,818,813
Common stock, outstanding														13,607,000		13,138,000	3,319,000
Preferred stock shares authorized														5,000,000		5,000,000
Preferred stock shares par value														$ 0.001		$ 0.001
Preferred stock shares converts into common stock														2,000		2,000
Shares issued for payment of Series D dividends						126,600								83,065		148,653
Conversion price per share						$ 0.25								$ 0.50
Payment fees						$ 300,000
Warrants outstanding, beginning														59,600		60,000
Gain/Loss on extinguishment of debts																$ 20,000
Debt																$ 2,737,787,000
Accrued interest			$ 292,000
Shares exchange														13,607,609		13,138,282	3,319,469		13,180,417
Common stock warrants				1,800,000												1,800,000
Common stock issued during period														98,000
Investments
Common stock, issued public shares																98,000
Total investment amount																$ 2,114,000
Warrants for common stock shares equity																643,700
Equity investments fee															$ 139,000
Warrants for common stock shares																1,130,000
Proceeds from debenture unit investments															1,130,000
Debenture fee															$ 86,400
Debentures convertible into common stock shares															2,260,000
Warrants [Member] | Exchange Agreement With GPB [Member]
Purchase of common stock shares										35,937,500
Purchase price										$ 0.04
Warrant purchase shares										7,185,000
Warrant price										$ 0.20
Final payment of warrant										$ 750,000
Warrants for common stock shares														30,100,000
Maximum | Warrants [Member]
Warrants to purchase common stock shares exercise price														$ 0.80		$ 1.82
Ms. Rosenstock
Debt																$ 50,000,000
Series F-2 Convertible Preferred Shares
Debt																292,290,000
Shares exchange		88
Consulting fees		$ 88,000
Warrants to purchase common stock shares exercise price																				$ 0.21
Series F Convertible Preferred Shares
Short-term note														$ 159,000		236,000	$ 236,000
Dr. Cartwright
Short-term note														277,000		$ 364,000	$ 364,000
Debt Exchanges - 2020 | Ms. Rosenstock
Forgive repayment amount														$ 28,986
Debt Exchanges - 2021
Common stock, issued public shares														2,236		13,138,282
Debt																						$ 1,500,000
Debt final payment																						$ 750,000
Debt Exchanges - 2021 | Series F-2 Convertible Preferred Shares
Preferred stock shares converts into common stock							200,000
Deferred salary							$ 412,624
Accrued interest							133,590									$ 4,325
Total Compensation							546,214
Exchanged amount							50,000
Amount owed							546,214
Unsecured note							$ 150,000
Shares exchange							50
Accrues interest rate, percentage							6.00%											6.00%
Monthly installments							$ 3,600
Monthly installments period term							4 years
Short-term note							$ 26,400
short-term note accrued interest							18,718
Debt Exchanges - 2021 | Series F-2 Convertible Preferred Shares | Maximum
Forgive repayment amount							86,554
Debt Exchanges - 2021 | Series F Convertible Preferred Shares
Shares exchange																					100
Long-term debt																					$ 100,000
Debt Exchanges - 2021 | Dr. Cartwright
Shares exchange																					85
Long-term debt																					$ 85,000
Series C Convertible Preferred Shares
Preferred stock shares authorized														9,000.0		9,000.0	9,000.0
Preferred stock shares par value														$ 0.001		$ 0.001	$ 0.001
Preferred stock shares converts into common stock												2,000		2,000		33,000	1,050
Conversion price per share											$ 0.25			$ 0.50
Unpaid accrued dividends														$ 120,120
Preferred stock shares outstanding											5,000,000			300.0		300.0	3,000.0
Preferred stock shares designated											1,250,000			9,000		9,000
Total convertible of common stock shares												6,524,500		572,000		525,000	20,250
Convertible of common stock shares description											if the following conditions occur: 1,250,000 common stock warrants, 6 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a at least $0.50 based on a 30-day VWAP, with a two year term; 1,250,000 common stock warrants, 12 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is at least $0.75 based on a 30-day VWAP, with a one and half year term; 1,250,000 common stock warrants, 18 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.00 based on a 30-day VWAP, with a one year term; and 1,250,000 common stock warrants, 24 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.25 based on a 30-day VWAP, with a one year term. The consultant agrees to a 10.0% blocker at any single point in time it cannot own 10.0% of the total common stock shares outstanding			The conversion price will automatically adjust downward to 80% of the then-current market price of the Company’s common stock 15 trading days after any reverse stock split of the Company’s common stock, and 5 trading days after any conversions of the Company’s outstanding convertible debt. Holders of the Series C preferred stock are entitled to quarterly cumulative dividends at an annual rate of 12.0% until 42 months after the original issuance date.		Preferred Stock held for one (1) share of the Company’s newly created Series C2 Preferred Stock. In total, for 3,262.25 shares of Series C1 Preferred Stock to be surrendered, the Company issued 3,262.25 shares of Series C2 Preferred Stock. At December 31, 2020, shares of Series C2 had a conversion price of $0.50 per share
Liquidation preference														$ 1,000
Preferred stock shares issued														300		300	3,000.0
Mr. Fowler
Preferred stock shares authorized														5,000.0		5,000.0
Preferred stock shares par value														$ 0.001		$ 0.001
Preferred stock shares converts into common stock														4,000
Payment fees					$ 750,000									$ 750,000
Preferred stock shares outstanding														3,300.0		0
Preferred stock shares designated														3,500
Liquidation preference														$ 3,339
Convertible preferred stock description														Board designated 5,000 shares of preferred stock as Series F-2 Preferred Stock, 3,237 of which are issued and outstanding. During 2021, the Company entered into a Stock Purchase Agreement with certain accredited investors (“the Series F-2 Investors”). In total, for $678,000 the Company issued 678 shares of Series F-2 Preferred Stock. In addition, the Company exchanged outstanding debt of $2,559,000 for 2,559 shares of Series F-2 Preferred Stock. Each Series F-2 Preferred Stock is convertible into 4,000 common stock shares. The Series F-2 Preferred Stock will have cumulative dividends at the rate per share of 6% per annum. The stated value and liquidation preference on the Series F-2 Preferred Stock is $3,339. Below is a summary of the debt exchanges. On March 22, 2021, the Company exchanged $50,000 of the amount owed of $546,214 for 50 shares of Series F-2 Preferred Shares (convertible into 200,000 common stock shares), a $150,000 unsecured note and Mr. Fowler will remain on our health insurance plan. Mr. Fowler forgave $86,554 and may forgive up to $259,661 if the Company complies with the repayment plan.
Convertible preferred stock description 1														On March 22, 2021, the Company exchanged $50,000 of the amount owed of $546,214 for 50 shares of Series F-2 Preferred Shares (convertible into 200,000 common stock shares), a $150,000 unsecured note and Mr. Fowler will remain on our health insurance plan. Mr. Fowler forgave $86,554 and may forgive up to $259,661 if the Company complies with the repayment plan. Each share of Series F-2 Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series F-2 Certificate of Designation (the “Series F-2 Conversion Price”). The conversion of Series F-2 Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holders of the Series F-2 Preferred. If the average of the VWAPs (as defined in the Series F-2 Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series F-2 Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series F-2 Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends.
Increased beneficial ownership percentage														9.99%
Preferred stock shares issued														3,300		0
Preferred stock shares received														678,000
Outstanding debt														$ 2,559,000
Exchange agreement payment					$ 1,500,000
Dividends Paid Amount														$ 99,593
Forgive repayment amount							88,554
Mr. Fowler | Maximum
Forgive repayment amount							$ 259,661
Mr. Fowler | Series F Convertible Preferred Shares
Shares exchange																					85
Long-term debt																					$ 85,000
Mr. Fowler | Dr. Cartwright
Shares exchange																					100
Long-term debt																					$ 100,000
Series C1 Convertible Preferred Shares
Preferred stock shares converts into common stock														2,000		2,000
Conversion price per share														$ 0.50		$ 0.50
Preferred stock shares outstanding														1,050		1,050
Total convertible of common stock shares														2,098,500		2,098,500
Preferred stock shares issued														1,050,000		1,050
Preferred stock shares surrendered												326,225		3,262,225
Shares outstanding														104,925		1,024,925
Series C2 Convertible Preferred Shares
Conversion price per share												$ 0.50		$ 0.50		$ 0.50
Total convertible of common stock shares														2,000		2,000
Preferred stock shares issued												326,225
Preferred stock shares surrendered												326,225		326,225
Series G Preferred Stocks Shares [Member]
Preferred stock shares authorized														1,000,000		1,000,000
Preferred stock shares par value														$ 0.001		$ 0.001
Preferred stock shares outstanding														0		0
Convertible preferred stock description														uring January 2021, the Company finalized an investment by Power Up Lending Group Ltd. Power Up invested $78,500, net to the Company is $75,000, for 91,000 shares of Series G preferred stock with additional tranches of financing up to $925,000 in the aggregate over the terms of the Series G preferred stock. Series G will be non-voting on any matters requiring shareholder vote. The Series G Preferred Stock will have cumulative dividends at the rate per share of 8% per annum. Series G preferred stock by paying an amount equal to: (i) the number of shares of Series G preferred stock multiplied by then stated value (including accrued dividends); (ii) multiplied by the corresponding percentage as follows: Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%. The variable conversion price will be the value equal to a discount of 19% off of the trading price; which is calculated as the average of the three lowest closing bid prices over the last fifteen trading days. The conversion of Series G Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series G Preferred.
Convertible preferred stock description 1											if the following conditions occur: 1,250,000 common stock warrants, 6 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a at least $0.50 based on a 30-day VWAP, with a two year term; 1,250,000 common stock warrants, 12 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is at least $0.75 based on a 30-day VWAP, with a one and half year term; 1,250,000 common stock warrants, 18 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.00 based on a 30-day VWAP, with a one year term; and 1,250,000 common stock warrants, 24 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.25 based on a 30-day VWAP, with a one year term. The consultant agrees to a 10.0% blocker at any single point in time it cannot own 10.0% of the total common stock shares outstanding			During February 2021, the Company finalized an investment by Power Up Lending Group Ltd. Power Up invested $53,500, net to the Company is $50,000, for 62,000 shares of Series G preferred stock with additional tranches of financing up to $925,000 in the aggregate over the terms of the Series G preferred stock. Series G will be non-voting on any matters requiring shareholder vote. The Series G Preferred Stock will have cumulative dividends at the rate per share of 8% per annum. Series G preferred stock by paying an amount equal to: (i) the number of shares of Series G preferred stock multiplied by then stated value (including accrued dividends); (ii) multiplied by the corresponding percentage as follows: Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%. After the expiration of the 180 days following the issuance date, except for mandatory redemption, the Company shall have no right to redeem the Series G preferred stock. Mandatory redemption occurs within 24 months. In addition, if the Company does not redeem the Series G preferred stock then Power Up will have the option to convert to common stock shares. The variable conversion price will be the value equal to a discount of 19% off of the trading price; which is calculated as the average of the three lowest closing bid prices over the last fifteen trading days. The conversion of Series G Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series G Preferred. Due to the mandatory redemption feature of the Series G preferred stock, the total amount of proceeds of $125,000 was recorded as a liability. On June 4, 2021, the Company redeemed the January 2021 investment of $75,000 for $114,597, this $39,597 difference was recorded as interest expense. As of June 30, 2021, the amount outstanding was $50,000 and is presented as a liability. As of June 30, 2021, the Company has also accrued dividends of $1,915.
Preferred stock shares issued														0		0
Preferred stock shares received																153,000
Investment net																$ 132,000
Investment net															$ 125,000
Series G Preferred Stocks Shares [Member] | Power Up Lending Group Ltd [Member]
Redemption of february 2021 investment, amount	$ 78,094
Difference of interest expense	$ 28,094													$ 39,597
Investment net								$ 53,500	$ 78,500
Additional Series G preferred stock shares, amount								50,000	75,000
Financing cost								$ 925,000	$ 925,000
Discounted rate								19.00%	19.00%
Conversion beneficial ownership limitation								4.99%	4.99%
Increased election holders								9.99%	9.99%
Cumulative dividends rate								8.00%	8.00%
Corresponding percentage Description								Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%.	Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%.
Net proceeds														125,000
Total investment amount														75,000
Outstanding amount														50,000
Accrued Value														$ 1,915
Series D Preferred Shares
Common stock, issued public shares														1,526,000
Preferred stock shares converts into common stock														763
Conversion price per share														$ 0.25
Preferred stock shares designated														6,000		6,000
Liquidation preference														$ 763
Increased beneficial ownership percentage														9.99%
Preferred stock shares issued														763,000
Shares outstanding														763		763
Common stock warrants 1														1,526,000
Warrant exercise price per share														0.25
Common stock warrants														1,526,000
Common stock warrants exercise price 1														$ 0.75
Warrants for common stock shares equity											5,000,000
Warrants to purchase common stock shares exercise price											$ 0.25
Conversion of investor shares													128	3,000
Common stock issued during period														883,065
Preferred stock dividends accrued														$ 14,306
Common Stock primary trading shares exceed														1,000
Exceeds percentage														200.00%
Series E Preferred Shares
Preferred stock shares converts into common stock														763
Conversion price per share														$ 0.25
Preferred stock shares designated														5,000
Liquidation preference														$ 1,736
Preferred stock shares issued																572,000
Dividends Paid Amount														$ 136,667
Common Stock primary trading shares exceed														1,000
Exceeds percentage														200.00%
Increased election holder														9.99%
Conversion beneficial ownership limitation														4.99%
Maturity period														5 years
Cumulative dividends rate														8.00%
Series F Preferred Shares
Preferred stock shares converts into common stock														4,000		4,000
Conversion price per share														$ 0.25
Preferred stock shares outstanding														1,436
Preferred stock shares designated														1,500
Liquidation preference														$ 1,436
Preferred stock shares issued														1,436
Common Stock primary trading shares exceed														1,000
Exceeds percentage														200.00%
Increased election holder														9.99%
Conversion beneficial ownership limitation														4.99%
Maturity period														5 years
Cumulative dividend rate																6.00%
Dividend amount														$ 44,199
Accredited investors														1,436,000
Series F and Series F-2 Preferred Shares
Preferred stock shares converts into common stock															4,000
Preferred stock shares received																2,114
Accrued Value														$ 136,667